[Transamerica Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA B
File No. 811-06032, CIK 0000859607
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance TrustSM, Variable Insurance Products Fund, FAM Variable Series Funds, Inc., MTB Group of Funds, and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 19, 2005, AEGON/Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2005, AIM Variable Insurance Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2005, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 25, 2005, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);

•	On August 26, 2005, FAM Variable Series Funds, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000355916);

•	On August 28, 2005, MFS® Variable Insurance TrustSM filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 30, 2005, MTB Group of Funds filed its semi annual report with the Commission via EDGAR (CIK:0000830744);

•	On August 25th, 2005, Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

Securities and Exchange Commission

September 15, 2005

•	On September 2, 2005, STI Classic Variable Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Life Insurance Company

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group